Business Combinations - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2025	Apr. 01, 2025	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Percentage of shares acquired		92.00%
Cash consideration		¥ 1,190
Goodwill			¥ 17,800
Put Liability [Member]
Disclosure of detailed information about business combination [line items]
Put liability	¥ 379
Other Business Combination [Member]
Disclosure of detailed information about business combination [line items]
Consideration	¥ 81
Music Content Company
Disclosure of detailed information about business combination [line items]
Fair value of non-controlling interest		510
Intangible assets		1,131
Goodwill		806
Cash and cash equivalents		151
Other various assets		54
Deferred tax liabilities		267
Other various liabilities		¥ 175